Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Loans at fair value	$ 243,024,044	¥ 1,585,731,888		¥ 2,782,332,885
Financial guarantee derivative	45,659,474	297,928,066		719,962,262
Liabilities
Payable to investors at fair value	293,361,480	1,914,183,650		3,006,349,475
Financial guarantee derivative	19,991,125	130,442,090
Recurring
Assets
Loans at fair value	243,024,044	1,585,731,888		2,782,332,885
Financial guarantee derivative	45,659,474	297,928,066		719,962,262
Short-term investment	919,540	6,000,000
Total assets	289,603,058	1,889,659,954		3,502,295,147
Liabilities
Payable to investors at fair value	293,361,480	1,914,183,650		3,006,349,475
Financial guarantee derivative	19,991,125	130,442,090
Total liabilities	(313,352,605)	(2,044,625,740)		3,006,349,475
Level 1 | Recurring
Assets
Short-term investment	919,540	6,000,000
Total assets	919,540	6,000,000
Level 3 | Recurring
Assets
Loans at fair value	243,024,044	1,585,731,888		2,782,332,885
Financial guarantee derivative	45,659,474	297,928,066		719,962,262
Total assets	288,683,518	1,883,659,954		3,502,295,147
Liabilities
Payable to investors at fair value	293,361,480	1,914,183,650	$ 460,743,215	3,006,349,475
Financial guarantee derivative	19,991,125	130,442,090
Total liabilities	$ (313,352,605)	¥ (2,044,625,740)		¥ 3,006,349,475